CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 99,847,604	$ 86,772,678
Restricted cash	121,862,127	262,127,268
Accounts receivable, net of allowances for doubtful accounts of $4,869,942 and $7,638,434 as of December 31, 2013 and 2014, respectively	125,743,171	236,575,821
Inventories	357,361,169	359,577,034
Advances to suppliers-current, net	27,493,901	14,210,115
Amounts due from related parties	452,415	408,407
Value added tax recoverable	30,514,426	30,112,796
Income tax recoverable	1,246,718	2,666,716
Prepaid expenses and other current assets	44,252,048	50,031,054
Project assets	37,039,958	34,172,879
Deferred convertible notes issuance costs-current	661,396	784,456
Assets held-for-sale		122,638,391
Derivative assets	1,688,103	1,502,578
Deferred tax assets-current, net	11,368,201	5,218,300
Total current assets	859,531,237	1,206,798,493
Property, plant and equipment, net	750,297,544	863,093,184
Prepaid land use right, net	39,574,063	44,995,633
Deferred tax assets-non-current, net	8,461,905	13,658,926
Deferred convertible notes issuance costs-non-current	137,791	941,300
Advances for purchases of property, plant and equipment, net	1,756,051	2,214,265
Advances to suppliers-non-current, net		5,627,400
Other non-current assets	9,248,935	2,421,476
Total assets	1,669,007,526	2,139,750,677
Current liabilities:
Short-term borrowings	654,675,368	673,096,148
Accounts payable	461,499,180	656,242,907
Advances from customers-current	84,411,639	99,499,295
Amounts due to related parties	7,569,511	9,209,779
Other current liabilities	126,623,253	159,377,349
Income tax payable	123,492	5,305,606
Derivative liabilities		1,463,252
Liabilities held for sale		99,433,656
Warrant liability	1,890,000	9,345,000
Total current liabilities	1,336,792,443	1,712,972,992
Convertible notes payable-non-current	94,599,000	111,616,000
Long-term borrowings	43,451,827	69,489,079
Advances from customers-non-current	936,063	8,153,769
Warranty	31,778,365	20,612,293
Deferred subsidies and other	25,347,152	46,733,186
Other long-term liabilities	946,357	1,156,814
Total liabilities	1,533,851,207	1,970,734,133
Commitments and contingencies (see Note 18)
Shareholders' equity
Common shares (500,000,000 no par value shares authorized at December 31, 2013 and 2014; 204,346,064 shares issued and 203,367,464 shares outstanding at December 31, 2013; 204,846,064 shares issued and 203,777,464 shares outstanding at December 31, 2014)	476,765,888	475,816,214
Additional paid-in capital	7,512,174	5,949,778
Accumulated Deficit	(430,201,775)	(396,571,754)
Accumulated other comprehensive income	81,080,032	83,613,660
Total equity attributable to ReneSola Ltd	135,156,319	168,807,898
Noncontrolling interest		208,646
Total equity	135,156,319	169,016,544
Total liabilities and shareholders' equity	$ 1,669,007,526	$ 2,139,750,677